CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	90,864,662	86,780,082
Common stock, shares outstanding	90,864,662	86,780,082